Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 7. Stock-Based Compensation
Prior to the Business Combination, the Company did not have any employees who were directly employed by the Company nor did it have
its own stock-based compensation plans other than the Semnur Pharmaceuticals, Inc. 2024 Stock Option Plan (the “2024 Plan”) as described below. However, certain shared employees of Scilex support the Company and also participate in Scilex’s stock-based compensation plans that provide for the granting of stock options, non-qualified
stock options (“NSOs”), stock appreciation rights, restricted stock, restricted stock units, and other awards. Such shared employees’ time and efforts are partially spent on activities attributable to the Company and partially spent on activities attributable to Scilex; Scilex did not have any employees whose activities are solely dedicated or solely attributable to the Company during the nine months ended September 30, 2025 and 2024. Total stock-based compensation recognized consists of an allocation of such shared employees’ stock-based compensation expense on the same basis as their salaries and benefits and expense for grants made to Wise Orient and JW (see Note 6 above).
Total stock-based compensation expense recorded in the statements of operations was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Research and development	$29	$48	$136	$102
General and administrative	140,163	104	140,267	421

Total stock-based compensation expense	$140,192	$152	$140,403	$523

2024 Plan
On August 30, 2024, the Board of Directors adopted the 2024 Plan, under which 40,000,000 shares of Common Stock were reserved for future issuance. On the same day, NSOs to purchase an aggregate of 40,000,000 shares of the Legacy Semnur common stock were granted to members of the Company’s executive team and certain Scilex employees who provide services to Semnur. The NSOs granted have an exercise price of $1.58 per share, a term of 10 years (unless earlier terminated in accordance with the terms of the option agreement) and vest 1/48th on a monthly basis over a period of four years from the vesting commencement date as set forth in the applicable option agreement (subject to the holder’s continuous service with the Company).

Upon closing, the NSO’s were exchanged for 50,000,000 NSOs (i.e., the then-existing NSOs multiplied by the Exchange ratio) in Common Stock and the exercise price was adjusted to $1.26 per share (i.e., the then-existing exercise price divided by the Exchange ratio).
The NSOs are not exercisable until all payments and all obligations under the Scilex-Oramed Note have been paid in full). These NSOs are not considered to be granted under accounting rules as repayment of the Scilex-Oramed Note has not occurred. As such, once the NSOs are considered granted, the total amount of stock-based compensation expense attributable to these NSOs would be determined based on their accounting grant-date fair value and to be recognized, on a tranche-by-tranche
basis, over forty-eight equal monthly tranches. No expense was recorded in connection with the NSOs granted under the 2024 Plan as of September 30, 2025, as the vesting is contingent upon the repayment of the Scilex-Oramed Note.
As of September 30, 2025, the 50,000,000 NSO’s have an intrinsic value of $886.8 million and a remaining contractual term of 8.9 years.

Note 6. Stock-Based Compensation
The Company does not have any employees who are directly employed by the Company nor did it have its own stock-based compensation plans during each of the years ended December 31, 2024 and 2023, other than the 2024 Plan as described below. However, certain shared employees of Scilex support the Company and also participate in Scilex’s stock-based compensation plans that provide for the granting of stock options, NSOs, stock appreciation rights, restricted stock, restricted stock units, and other awards. Such shared employees’ time and efforts are partially spent on activities attributable to the Company and partially spent on activities attributable to Scilex; Scilex did not have any employees whose activities are solely dedicated or solely attributable to the Company during the years ended December 31, 2024 and 2023. Total stock-based compensation recognized consists of an allocation of such shared employees’ stock-based compensation expense on the same basis as their salaries and benefits.
Separate stock-based information of the Company was not applicable due to the allocation of shared employees. The Company recognized no expense from the 2024 Plan during the year ended December 31, 2024 and did not have its own equity incentive plans during the year ended December 31, 2023. Therefore, unless otherwise indicated, the information below is with respect to the stock and stock-based compensation plans of Scilex.
Valuation Assumptions
Scilex calculates the fair value of stock options granted to employees and nonemployees and employee stock purchase plan (“ESPP”) using the Black-Scholes option pricing method. The Black-Scholes option pricing method requires the use of subjective assumptions.
The following assumptions were used by Scilex in the Black-Scholes option pricing model to estimate stock- based compensation on the date of grant for stock options granted and ESPP shares issued for the year ended December 31, 2024.

Year Ended December 31, 2024
Stock options:
Expected dividend yield	0.00%
Expected volatility	72.00%-119.08%
Risk-free interest rate	3.79%-4.71%
Term of options (in years)	3.0 - 6.3
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	129.30%
Risk-free interest rate	5.39%
Expected life (in years)	0.50
Total stock-based compensation expense related to Scilex’s equity incentive plans and allocated to the Company was recorded in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$128	$73
General and administrative	532	767

Total stock-based compensation expense	$660	$840

As of December 31, 2024, the total unrecognized compensation costs related to certain unvested Scilex employee stock option grants that are expected to be allocated to the Company’s future operating expenses were $1.1 million, of which the Company expects to recognize over a weighted-average period of approximately 2.3 years. This amount is subject to change based on the actual amount of time certain Scilex employees will spend providing services attributable to the Company.

Employee Stock Incentive Plan
2024 Plan
On August
 30, 2024, the Company’s board of directors adopted the 2024 Plan, under which
50,000,000
shares of the Company’s common stock were reserved for future issuance. On the same day, NSOs to purchase an aggregate of
50,000,000
shares of the Company’s common stock were approved for grant to members of the Company’s executive team and certain Scilex employees who provide services to Semnur. The NSOs granted have an exercise price of $
1.26
per share, a term of
10
years (unless earlier terminated in accordance with the terms of the option agreement) and vest 1/48th on a monthly basis over a period of four years from the vesting commencement date as set forth in the applicable option agreement
(subject to the holder’s continuous service with the Company). The NSOs are not exercisable until the earlier to occur of (i) the approval by the shareholders of Denali of the proposal that each Semnur Option that is then outstanding shall be converted into the right to receive an option relating to New Semnur Common Stock (the “Option Exchange”) or (ii) the approval by the stockholders of Scilex of the 2024 Plan at or prior to the 2025 annual meeting of stockholders of Scilex (and notwithstanding the foregoing, the NSOs are not exercisable until all payments and all obligations under the Senior Secured Promissory Note issued to Oramed Pharmaceuticals, Inc., dated September 21, 2023 (as amended, the “Oramed Note”) have been paid in full). These NSOs are not considered to be granted under accounting rules as neither repayment of the Oramed Note nor closing of the Business Combination has occurred. As such, once the NSOs are considered granted, the total amount of stock-based compensation expense attributable to these NSOs would be determined based on their accounting grant-date fair value and to be recognized, on a tranche-by-tranche basis, over forty-eight equal monthly tranches. No expense was recorded in connection with the NSOs granted under the 2024 Plan as of December 31, 2024, as the vesting is contingent upon the repayment of (a) the Oramed Note and (b) (i) the closing of the Business Combination or (ii) the approval by the stockholders of Scilex of the 2024 Plan at or prior to the 2025 annual meeting of stockholders of Scilex.
Consulting Agreements with Stock Renumeration
Consulting Services Agreement with 450W42ND MIMA, LLC
On August 25, 2024, the Company entered into a consulting services agreement with 450W42ND MIMA, LLC who agreed to perform certain consulting and advisory services related to the Company’s business, financing, and mergers and acquisitions opportunities for a period of 12 months from the date of the agreement. In exchange for the services provided, the Company agreed to issue to 450W42ND MIMA, LLC, the lower of (a) 4.0 million shares or (b) 2% of the outstanding shares, in each case, of common stock of New Semnur following the consummation of the Business Combination. No expense was recorded in connection with such agreement as of December 31, 2024, as the payment of the shares is contingent upon closing of the Business Combination and no substantial work had been rendered by 450W42ND MIMA, LLC under such agreement as of December 31, 2024. The total value attributable to these shares, if issued, will be determined on the date of the Business Combination with the associated expense to be recognized over the remaining consulting service period determined at that time.
Consulting Services Agreement with Wise Orient Investments Limited
On August 26, 2024, the Company entered into a consulting services agreement with Wise Orient Investments Limited who agreed to perform certain consulting and advisory services related to the Company’s business, financing, and mergers and acquisitions opportunities for a period of 12 months from the date of the agreement. In exchange for the services provided, the Company agreed to issue to Wise Orient Investments Limited, the lower of (a) 4.0 million shares or (b) 2% of the outstanding shares, in each case, of common stock of New Semnur following the consummation of the Business Combination. No expense was recorded in connection with such agreement as of December 31, 2024, as the payment of the shares is contingent upon closing of the Business Combination and no substantial work had been rendered by Wise Orient Investments Limited under such agreement as of December 31, 2024. The total value attributable to these shares, if issued, will be determined on the date of the Business Combination with the associated expense to be recognized over the remaining consulting service period determined at that time.